EARNINGS PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income from continuing operations		$ 5,096,480	$ 3,199,831	$ 94,482
Net income/(loss) from discontinued operations	$ (75,034,506)	0	31,257,707	(34,792,733)
Total net income/(loss)		5,096,480	34,457,538	(34,698,251)
Less: Net income attributed to noncontrolling interests		3,336,769	0	0
Total net income/(loss) attributed to ReneSola Ltd		1,759,711	34,457,538	(34,698,251)
Numerator for diluted income per share for continuing operations		1,759,711	3,199,831	94,482
Numerator for diluted income/(loss) per share for discontinued operations		$ 0	$ 31,257,707	$ (34,792,733)
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding		380,752,929	246,899,286	202,229,767
Dilutive effects of share options, RSUs and warrants		0	6,003	174,137
Denominator for diluted calculation - weighted average number of ordinary shares outstanding		380,752,929	246,905,289	202,403,904
Continuing operations:
Basic earnings per share from continuing operations		$ 0.00	$ 0.01	$ 0.00
Diluted earnings per share from continuing operations		0.00	0.01	0.00
Discontinued operations
Basic earnings/(loss) per share from discontinued operations		0	0.13	(0.17)
Diluted earnings/(loss) per share from discontinued operations		$ 0	$ 0.13	$ (0.17)